Annual Total Returns[BarChart] - The Hartford Growth Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.23%)	15.37%	20.27%	1.83%	(3.59%)	5.16%	18.47%	(7.39%)	22.02%	13.05%